INTEREST-BEARING LOANS AND BORROWING	12 Months Ended
Dec. 31, 2022
Interest-bearing Loans And Borrowing
INTEREST-BEARING LOANS AND BORROWING

23.	INTEREST-BEARING LOANS AND BORROWING

	2022	2021

Secured bank loans	126.2	174.3
Other unsecured loans	328.1	92.9
Lease liabilities	2,333.8	1,986.3
Non-current liabilities	2,788.1	2,253.5

Secured bank loans	54.5	72.8
Unsecured bank loans	-	84.1
Other unsecured loans	144.5	37.2
Lease liabilities	783.6	653.0
Current liabilities	982.6	847.1

Additional information regarding the exposure of the Company to interest rate, foreign currency risk and debt repayment schedule is disclosed in Note 28 - Financial instruments and risks.

At December 31, 2022 and 2021 the Company’s debts were exposed to the following interest rates:

		2022			2021
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in US Dollars fixed rate	14.00%	6.2	-	13.12%	17.5	-
Reais denominated floating rate (CDI and DI)	-	-	-	11.56%	83.0	-
Other Latin American currencies fixed rate	10.39%	98.8	322.5	11.34%	48.7	177.3
Debt denominated in CAD Dollars fixed rate	5.32%	123.3	387.7	2.49%	91.6	339.2
Reais denominated floating rate (TJLP and TR)	9.61%	12.3	125.1	-	-	-
Reais debt - ICMS fixed rate	2.95%	113.3	266.4	5.06%	37.3	92.9
Reais debt - ICMS floating rate	6.97%	31.1	61.7	-	-	-
Reais debt - fixed rate	9.43%	597.6	1,624.7	7.33%	569.0	1,644.1
Total		982.6	2,788.1		847.1	2,253.5

Reconciliation of liabilities arising from financing activities

The tables below detail the changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flow was, or future cash flow will be classified in the company’s consolidated statement of cash flow from financing activities.

	Current liabilities	Non - current liabilities
December 31, 2021	847.1	2,253.5
Proceeds	7.9	267.0
Payments	(230.2)	-
Foreign exchange	(17.4)	(56.8)
Transfers between current and non-current	761.0	(761.0)
New lease agreements	469.2	905.3
Interest on leases	159.3	-
Payment of lease liabilities	(1,014.0)	-
Other movements	(0.3)	180.1
December 31, 2022	982.6	2,788.1

Contractual clauses (Covenants)

As at December 31, 2022, as well as at December 31, 2021 the Company's loans had equal rights to payment without subordination clauses. For the credit lines due to FINAME contracted by the Company with Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the assets acquired using the credit granted were placed as collateral. Other loans and financing contracted by the Company require various guarantees as collateral, such as warranty or real estate, or are unsecured. Most loan contracts contain contractual covenants, including: financial covenants, including actions that can reduce the ability to pay the loans; maintenance of the Company's assets, purposing to assure that all remain under usage condition; restrictions on acquisitions, mergers, sales or disposals of its assets; disclosure of financial statements and the balance sheet; no prohibitions related to new guarantees for loans contracted, except if: (i) expressly authorized under the agreement; (ii) new loans contracted from financial institutions linked to the Brazilian government including BNDES or foreign governments; or foreign governments, multilateral financial institutions (e.g. the World Bank) or in jurisdictions in which the Company operates.

Additionally, all agreements with BNDES are subject to certain “provisions applicable to agreements entered into with BNDES” (“Provisions”). Such Provisions require the borrower to obtain prior consent from BNDES if they, for instance, wish to: (i) raise new loans (except for the loans described in the Provisions); (ii) give preference and/or priority to other debts; and/or (iii) dispose of or encumber any items of their fixed assets (except as provided for within the Provisions).

These clauses are applicable from the date of execution and effectiveness of each contract to the extent that the events mentioned in the contract occur. Depending on the materiality of each event and its potential adverse effects on the Company and /or its subsidiaries or the rights of its creditors, contractual penalties may be applied, including the early maturity of the respective contract. In certain contracts, in the event of occurrence of any of the events set out in the restrictive clauses, the Company may be granted a grace period to resolve any contractual defaults, in order to avoid any penalties resulting from the breach of its obligations.

Lastly, regarding the tax incentives on financing or subsidized loans, these are subject to the fulfillment of several commitments according to the legislation or contracts upon which those incentives are based on, such as (i) maintenance of jobs or job creation; (ii) realization of investments; (iii) increase in production capacity; (iv) commitment to collect ICMS; (v) maintenance of fiscal good standing; among others, obligations that refer to facts under the Company’s control. These commitments are applicable as from the signature date of the respective contracts related to fiscal benefits.

As at December 31, 2022, as well as at December 31, 2021 the Company was in compliance with all of its contractual obligations for its loans and financing.